Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Deferred tax assets, Inventories	¥ 3,820	¥ 4,356
Deferred tax assets, Accrued warranty expenses	722	681
Deferred tax assets, Accrued pension and severance costs	8,426	5,732
Deferred tax assets, Accrued expenses	2,088	1,557
Deferred tax assets, Research and development expenses capitalized for tax purposes	1,807	2,245
Deferred tax assets, Operating loss carryforwards	31,800	30,352
Deferred tax assets, Property, plant and equipment and intangible assets	3,449	3,054
Deferred tax assets, Tax credits	5,873	3,616
Deferred tax assets, Other	1,709	1,887
Total gross deferred tax assets	59,694	53,480
Less valuation allowance	(50,188)	(52,082)
Net deferred tax assets	9,506	1,398
Deferred tax liabilities, Intangible assets	(1,615)
Deferred tax liabilities, Net unrealized gains on marketable securities	(676)	(528)
Deferred tax liabilities, Undistributed earnings of foreign subsidiaries	(932)	(2,567)
Deferred tax liabilities, Other	(57)	(22)
Total gross deferred tax liabilities	(3,280)	(3,117)
Net deferred tax assets (liabilities)	¥ 6,226	¥ (1,719)